SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Non capital loss carry forwards	$ 908	$ 362
Other timing differences	64
Valuation allowance	(972)	(362)	$ (2,041)
Total deferred tax assets